Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK FACTORS
Trade payables	€ (1,265)	€ (952)
Financial liabilities	(11,602)	(6,508)
Total of non-derivative financial liabilities	(12,866)	(7,460)
2019
FINANCIAL RISK FACTORS
Trade payables	(1,265)	(952)
Financial liabilities	(1,149)	(1,554)
Total of non-derivative financial liabilities	(2,414)	(2,506)
2020
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(1,585)	(834)
Total of non-derivative financial liabilities	(1,585)	(834)
2021
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(622)	(957)
Total of non-derivative financial liabilities	(622)	(957)
2022
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(1,410)	(58)
Total of non-derivative financial liabilities	(1,410)	(58)
2023
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(1,097)	(429)
Total of non-derivative financial liabilities	(1,097)	(429)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Financial liabilities	(6,689)	(3,102)
Total of non-derivative financial liabilities	€ (6,689)	€ (3,102)